Disclosure of information on segments - Disaggregated revenue information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	$ 826,641	$ 806,300	$ 961,370
Uchucchacua
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	51,919	5,052	80,407
Orcopampa
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	163,415	134,158	89,474
Julcani [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	40,386	50,652	57,227
Tambomayo [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	107,786	152,537	182,061
Colquijirca [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	432,154	385,731	468,238
La Zanja [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	17,223	51,558	39,256
Energy generation and transmission [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	53,025	52,433	53,083
Insurance brokerage [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	8,099	17,207	15,651
Rental of mining concessions [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	1,381	15,928
Holding of investment in shares [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	441	421	551
Industrial activities [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	19,732	53,347	60,830
Adjustments and eliminations [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	(67,539)	(98,177)	(101,336)
Reportable segments [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	894,180	904,477	1,062,706
Metal and concentrates sales [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	813,757	782,697	924,390
Metal and concentrates sales [Member] | Uchucchacua
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	51,919	5,052	80,407
Metal and concentrates sales [Member] | Orcopampa
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	163,415	134,158	89,474
Metal and concentrates sales [Member] | Julcani [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	40,386	50,652	57,227
Metal and concentrates sales [Member] | Tambomayo [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	107,786	152,537	182,061
Metal and concentrates sales [Member] | Colquijirca [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	432,154	385,731	468,238
Metal and concentrates sales [Member] | La Zanja [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	17,223	51,558	39,256
Metal and concentrates sales [Member] | Energy generation and transmission [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales [Member] | Insurance brokerage [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales [Member] | Rental of mining concessions [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales [Member] | Holding of investment in shares [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales [Member] | Industrial activities [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	18,224	53,347	46,954
Metal and concentrates sales [Member] | Adjustments and eliminations [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	(17,350)	(50,338)	(39,227)
Metal and concentrates sales [Member] | Reportable segments [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	831,107	833,035	963,617
Metal and concentrates sales [Member] | Asia [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	59,308	36,796	23,637
Metal and concentrates sales [Member] | Asia [Member] | Uchucchacua
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	234
Metal and concentrates sales [Member] | Asia [Member] | Orcopampa
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales [Member] | Asia [Member] | Julcani [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	4,503	0
Metal and concentrates sales [Member] | Asia [Member] | Tambomayo [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales [Member] | Asia [Member] | Colquijirca [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	59,308	32,293	23,403
Metal and concentrates sales [Member] | Asia [Member] | La Zanja [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales [Member] | Asia [Member] | Energy generation and transmission [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales [Member] | Asia [Member] | Insurance brokerage [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales [Member] | Asia [Member] | Rental of mining concessions [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales [Member] | Asia [Member] | Holding of investment in shares [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales [Member] | Asia [Member] | Industrial activities [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales [Member] | Asia [Member] | Adjustments and eliminations [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales [Member] | Asia [Member] | Reportable segments [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	59,308	36,796	23,637
Metal and concentrates sales [Member] | Europe [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	55,107	33,412	51,803
Metal and concentrates sales [Member] | Europe [Member] | Uchucchacua
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	2,995	2,319	10,795
Metal and concentrates sales [Member] | Europe [Member] | Orcopampa
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales [Member] | Europe [Member] | Julcani [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	25	14,196
Metal and concentrates sales [Member] | Europe [Member] | Tambomayo [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	2	830
Metal and concentrates sales [Member] | Europe [Member] | Colquijirca [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	54,078	31,066	24,737
Metal and concentrates sales [Member] | Europe [Member] | La Zanja [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales [Member] | Europe [Member] | Energy generation and transmission [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales [Member] | Europe [Member] | Insurance brokerage [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales [Member] | Europe [Member] | Rental of mining concessions [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales [Member] | Europe [Member] | Holding of investment in shares [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales [Member] | Europe [Member] | Industrial activities [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	1,245
Metal and concentrates sales [Member] | Europe [Member] | Adjustments and eliminations [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	(1,966)	0	0
Metal and concentrates sales [Member] | Europe [Member] | Reportable segments [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	57,073	33,412	51,803
Metal and concentrates sales [Member] | Peru [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	530,103	533,765	702,962
Metal and concentrates sales [Member] | Peru [Member] | Uchucchacua
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	48,924	2,733	69,378
Metal and concentrates sales [Member] | Peru [Member] | Orcopampa
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	32,703	20,475	6,794
Metal and concentrates sales [Member] | Peru [Member] | Julcani [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	40,386	46,124	43,031
Metal and concentrates sales [Member] | Peru [Member] | Tambomayo [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	93,313	140,593	161,629
Metal and concentrates sales [Member] | Peru [Member] | Colquijirca [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	315,934	322,372	420,098
Metal and concentrates sales [Member] | Peru [Member] | La Zanja [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	17,223	51,558	39,254
Metal and concentrates sales [Member] | Peru [Member] | Energy generation and transmission [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales [Member] | Peru [Member] | Insurance brokerage [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales [Member] | Peru [Member] | Rental of mining concessions [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales [Member] | Peru [Member] | Holding of investment in shares [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales [Member] | Peru [Member] | Industrial activities [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	248	2,005
Metal and concentrates sales [Member] | Peru [Member] | Adjustments and eliminations [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	(18,380)	(50,338)	(39,227)
Metal and concentrates sales [Member] | Peru [Member] | Reportable segments [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	548,483	584,103	742,189
Metal and concentrates sales [Member] | Central America
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	169,239	178,724	145,988
Metal and concentrates sales [Member] | Central America | Uchucchacua
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales [Member] | Central America | Orcopampa
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	130,712	113,683	82,680
Metal and concentrates sales [Member] | Central America | Julcani [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales [Member] | Central America | Tambomayo [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	14,473	11,942	19,602
Metal and concentrates sales [Member] | Central America | Colquijirca [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	2,834	0	0
Metal and concentrates sales [Member] | Central America | La Zanja [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	2
Metal and concentrates sales [Member] | Central America | Energy generation and transmission [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales [Member] | Central America | Insurance brokerage [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales [Member] | Central America | Rental of mining concessions [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales [Member] | Central America | Holding of investment in shares [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales [Member] | Central America | Industrial activities [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	18,224	53,099	43,704
Metal and concentrates sales [Member] | Central America | Adjustments and eliminations [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	2,996	0	0
Metal and concentrates sales [Member] | Central America | Reportable segments [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	166,243	178,724	145,988
Sales By Customers [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	813,757	782,697	924,390
Sales By Customers [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	813,757	782,697	924,390
Sales By Customers [Member] | Elimination of intersegment amounts [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Sales By Customers [Member] | Uchucchacua
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	51,919	5,052	80,407
Sales By Customers [Member] | Uchucchacua | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	51,919	5,052	80,407
Sales By Customers [Member] | Uchucchacua | Elimination of intersegment amounts [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Sales By Customers [Member] | Orcopampa
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	163,415	134,158	89,474
Sales By Customers [Member] | Orcopampa | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	163,415	134,158	89,474
Sales By Customers [Member] | Orcopampa | Elimination of intersegment amounts [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Sales By Customers [Member] | Julcani [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	40,386	50,652	57,227
Sales By Customers [Member] | Julcani [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	40,386	50,652	57,227
Sales By Customers [Member] | Julcani [Member] | Elimination of intersegment amounts [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Sales By Customers [Member] | Tambomayo [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	107,786	152,537	182,061
Sales By Customers [Member] | Tambomayo [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	107,786	152,537	182,061
Sales By Customers [Member] | Tambomayo [Member] | Elimination of intersegment amounts [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Sales By Customers [Member] | Colquijirca [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	432,154	385,731	468,238
Sales By Customers [Member] | Colquijirca [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	432,154	385,731	468,238
Sales By Customers [Member] | Colquijirca [Member] | Elimination of intersegment amounts [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Sales By Customers [Member] | La Zanja [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	17,223	51,558	39,256
Sales By Customers [Member] | La Zanja [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	623	1,220	29
Sales By Customers [Member] | La Zanja [Member] | Elimination of intersegment amounts [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	16,600	50,338	39,227
Sales By Customers [Member] | Energy generation and transmission [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Sales By Customers [Member] | Energy generation and transmission [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Sales By Customers [Member] | Energy generation and transmission [Member] | Elimination of intersegment amounts [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Sales By Customers [Member] | Insurance brokerage [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Sales By Customers [Member] | Insurance brokerage [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Sales By Customers [Member] | Insurance brokerage [Member] | Elimination of intersegment amounts [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Sales By Customers [Member] | Rental of mining concessions [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Sales By Customers [Member] | Rental of mining concessions [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Sales By Customers [Member] | Rental of mining concessions [Member] | Elimination of intersegment amounts [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Sales By Customers [Member] | Holding of investment in shares [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Sales By Customers [Member] | Holding of investment in shares [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Sales By Customers [Member] | Holding of investment in shares [Member] | Elimination of intersegment amounts [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Sales By Customers [Member] | Industrial activities [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	18,224	53,347	46,954
Sales By Customers [Member] | Industrial activities [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	18,224	53,347	46,954
Sales By Customers [Member] | Industrial activities [Member] | Elimination of intersegment amounts [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Sales By Customers [Member] | Adjustments and eliminations [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	(17,350)	(50,338)	(39,227)
Sales By Customers [Member] | Adjustments and eliminations [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	(750)	0	0
Sales By Customers [Member] | Adjustments and eliminations [Member] | Elimination of intersegment amounts [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	(16,600)	(50,338)	(39,227)
Sales By Customers [Member] | Reportable segments [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	831,107	833,035	963,617
Sales By Customers [Member] | Reportable segments [member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	814,507	782,697	924,390
Sales By Customers [Member] | Reportable segments [member] | Elimination of intersegment amounts [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	16,600	50,338	39,227
Services [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	12,884	22,222	21,052
Revenue From Contract With Customers Net			21,052
Services [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	12,884	22,222	21,052
Services [Member] | Elimination of intersegment amounts [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services [Member] | Uchucchacua
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Revenue From Contract With Customers Net			0
Services [Member] | Uchucchacua | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services [Member] | Uchucchacua | Elimination of intersegment amounts [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services [Member] | Orcopampa
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Revenue From Contract With Customers Net			0
Services [Member] | Orcopampa | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services [Member] | Orcopampa | Elimination of intersegment amounts [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services [Member] | Julcani [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Revenue From Contract With Customers Net			0
Services [Member] | Julcani [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services [Member] | Julcani [Member] | Elimination of intersegment amounts [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services [Member] | Tambomayo [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Revenue From Contract With Customers Net			0
Services [Member] | Tambomayo [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services [Member] | Tambomayo [Member] | Elimination of intersegment amounts [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services [Member] | Colquijirca [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Revenue From Contract With Customers Net			0
Services [Member] | Colquijirca [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services [Member] | Colquijirca [Member] | Elimination of intersegment amounts [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services [Member] | La Zanja [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Revenue From Contract With Customers Net			0
Services [Member] | La Zanja [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services [Member] | La Zanja [Member] | Elimination of intersegment amounts [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services [Member] | Energy generation and transmission [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	53,025	52,433	53,083
Revenue From Contract With Customers Net			53,083
Services [Member] | Energy generation and transmission [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	4,785	5,015	5,401
Services [Member] | Energy generation and transmission [Member] | Elimination of intersegment amounts [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	48,240	47,418	47,682
Services [Member] | Insurance brokerage [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	8,099	17,207	15,651
Revenue From Contract With Customers Net			15,651
Services [Member] | Insurance brokerage [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	8,099	17,207	15,651
Services [Member] | Insurance brokerage [Member] | Elimination of intersegment amounts [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services [Member] | Rental of mining concessions [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Revenue From Contract With Customers Net			0
Services [Member] | Rental of mining concessions [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services [Member] | Rental of mining concessions [Member] | Elimination of intersegment amounts [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services [Member] | Holding of investment in shares [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	441	421	551
Revenue From Contract With Customers Net			551
Services [Member] | Holding of investment in shares [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services [Member] | Holding of investment in shares [Member] | Elimination of intersegment amounts [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	441	421	551
Services [Member] | Industrial activities [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	1,508	0	13,876
Revenue From Contract With Customers Net			13,876
Services [Member] | Industrial activities [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services [Member] | Industrial activities [Member] | Elimination of intersegment amounts [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	1,508	0	13,876
Services [Member] | Adjustments and eliminations [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	(50,189)	(47,839)	(62,109)
Revenue From Contract With Customers Net			(62,109)
Services [Member] | Adjustments and eliminations [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services [Member] | Adjustments and eliminations [Member] | Elimination of intersegment amounts [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	(50,189)	(47,839)	(62,109)
Services [Member] | Reportable segments [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	63,073	70,061	83,161
Revenue From Contract With Customers Net			83,161
Services [Member] | Reportable segments [member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	12,884	22,222	21,052
Services [Member] | Reportable segments [member] | Elimination of intersegment amounts [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	50,189	47,839	62,109
Services [Member] | Europe [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	20
Services [Member] | Europe [Member] | Uchucchacua
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services [Member] | Europe [Member] | Orcopampa
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services [Member] | Europe [Member] | Julcani [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services [Member] | Europe [Member] | Tambomayo [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services [Member] | Europe [Member] | Colquijirca [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services [Member] | Europe [Member] | La Zanja [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services [Member] | Europe [Member] | Energy generation and transmission [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services [Member] | Europe [Member] | Insurance brokerage [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	20
Services [Member] | Europe [Member] | Rental of mining concessions [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services [Member] | Europe [Member] | Holding of investment in shares [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services [Member] | Europe [Member] | Industrial activities [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services [Member] | Europe [Member] | Adjustments and eliminations [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services [Member] | Europe [Member] | Reportable segments [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	20
Services [Member] | Peru [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	12,884	22,095	20,936
Services [Member] | Peru [Member] | Uchucchacua
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services [Member] | Peru [Member] | Orcopampa
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services [Member] | Peru [Member] | Julcani [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services [Member] | Peru [Member] | Tambomayo [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services [Member] | Peru [Member] | Colquijirca [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services [Member] | Peru [Member] | La Zanja [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services [Member] | Peru [Member] | Energy generation and transmission [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	53,025	52,433	53,083
Services [Member] | Peru [Member] | Insurance brokerage [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	8,099	17,080	15,535
Services [Member] | Peru [Member] | Rental of mining concessions [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services [Member] | Peru [Member] | Holding of investment in shares [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	441	421	551
Services [Member] | Peru [Member] | Industrial activities [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	1,508	0	13,876
Services [Member] | Peru [Member] | Adjustments and eliminations [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	(50,189)	(47,839)	(62,109)
Services [Member] | Peru [Member] | Reportable segments [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	63,073	69,934	83,045
Services [Member] | Central America
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	127	96
Services [Member] | Central America | Uchucchacua
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services [Member] | Central America | Orcopampa
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services [Member] | Central America | Julcani [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services [Member] | Central America | Tambomayo [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services [Member] | Central America | Colquijirca [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services [Member] | Central America | La Zanja [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services [Member] | Central America | Energy generation and transmission [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services [Member] | Central America | Insurance brokerage [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	127	96
Services [Member] | Central America | Rental of mining concessions [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services [Member] | Central America | Holding of investment in shares [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services [Member] | Central America | Industrial activities [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services [Member] | Central America | Adjustments and eliminations [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services [Member] | Central America | Reportable segments [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	127	96
Royalties [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	826,641	806,300	961,370
Revenue From Contract With Customers Net			961,370
Royalties [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	1,381	15,928
Royalties [Member] | Uchucchacua
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	51,919	5,052	80,407
Revenue From Contract With Customers Net			80,407
Royalties [Member] | Uchucchacua | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Royalties [Member] | Orcopampa
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	163,415	134,158	89,474
Revenue From Contract With Customers Net			89,474
Royalties [Member] | Orcopampa | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Royalties [Member] | Julcani [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	40,386	50,652	57,227
Revenue From Contract With Customers Net			57,227
Royalties [Member] | Julcani [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Royalties [Member] | Tambomayo [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	107,786	152,537	182,061
Revenue From Contract With Customers Net			182,061
Royalties [Member] | Tambomayo [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Royalties [Member] | Colquijirca [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	432,154	385,731	468,238
Revenue From Contract With Customers Net			468,238
Royalties [Member] | Colquijirca [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Royalties [Member] | La Zanja [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	17,223	51,558	39,256
Revenue From Contract With Customers Net			39,256
Royalties [Member] | La Zanja [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Royalties [Member] | Energy generation and transmission [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	53,025	52,433	53,083
Revenue From Contract With Customers Net			53,083
Royalties [Member] | Energy generation and transmission [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Royalties [Member] | Insurance brokerage [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	8,099	17,207	15,651
Revenue From Contract With Customers Net			15,651
Royalties [Member] | Insurance brokerage [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Royalties [Member] | Rental of mining concessions [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	1,381	15,928
Revenue From Contract With Customers Net			15,928
Royalties [Member] | Rental of mining concessions [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	1,381	15,928
Royalties [Member] | Holding of investment in shares [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	441	421	551
Revenue From Contract With Customers Net			551
Royalties [Member] | Holding of investment in shares [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Royalties [Member] | Industrial activities [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	19,732	53,347	60,830
Revenue From Contract With Customers Net			60,830
Royalties [Member] | Industrial activities [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Royalties [Member] | Adjustments and eliminations [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	(67,539)	(98,177)	(101,336)
Revenue From Contract With Customers Net			(101,336)
Royalties [Member] | Adjustments and eliminations [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Royalties [Member] | Reportable segments [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	894,180	904,477	1,062,706
Revenue From Contract With Customers Net			1,062,706
Royalties [Member] | Reportable segments [member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	1,381	15,928
Royalties [Member] | Peru [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	1,381	15,928
Royalties [Member] | Peru [Member] | Uchucchacua
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Royalties [Member] | Peru [Member] | Orcopampa
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Royalties [Member] | Peru [Member] | Julcani [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Royalties [Member] | Peru [Member] | Tambomayo [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Royalties [Member] | Peru [Member] | Colquijirca [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Royalties [Member] | Peru [Member] | La Zanja [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Royalties [Member] | Peru [Member] | Energy generation and transmission [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Royalties [Member] | Peru [Member] | Insurance brokerage [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Royalties [Member] | Peru [Member] | Rental of mining concessions [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	1,381	15,928
Royalties [Member] | Peru [Member] | Holding of investment in shares [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Royalties [Member] | Peru [Member] | Industrial activities [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Royalties [Member] | Peru [Member] | Adjustments and eliminations [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Royalties [Member] | Peru [Member] | Reportable segments [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	1,381	15,928
Ifrs Gold [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	279,731	299,747	262,676
Ifrs Gold [Member] | Uchucchacua
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	19
Ifrs Gold [Member] | Orcopampa
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	163,855	134,200	89,426
Ifrs Gold [Member] | Julcani [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	671	28	371
Ifrs Gold [Member] | Tambomayo [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	71,368	84,003	112,182
Ifrs Gold [Member] | Colquijirca [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	26,448	29,326	21,570
Ifrs Gold [Member] | La Zanja [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	17,414	51,908	38,854
Ifrs Gold [Member] | Energy generation and transmission [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Ifrs Gold [Member] | Insurance brokerage [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Ifrs Gold [Member] | Rental of mining concessions [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Ifrs Gold [Member] | Holding of investment in shares [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Ifrs Gold [Member] | Industrial activities [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	50,888	39,103
Ifrs Gold [Member] | Adjustments and eliminations [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	(25)	(50,606)	(38,849)
Ifrs Gold [Member] | Reportable segments [member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	279,756	350,353	301,525
Silver [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	196,340	157,923	316,930
Silver [Member] | Uchucchacua
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	58,440	8,363	86,988
Silver [Member] | Orcopampa
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	607	755	358
Silver [Member] | Julcani [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	39,986	51,232	60,596
Silver [Member] | Tambomayo [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	33,372	32,269	38,978
Silver [Member] | Colquijirca [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	63,093	62,951	126,979
Silver [Member] | La Zanja [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	744	2,218	2,504
Silver [Member] | Energy generation and transmission [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Silver [Member] | Insurance brokerage [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Silver [Member] | Rental of mining concessions [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Silver [Member] | Holding of investment in shares [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Silver [Member] | Industrial activities [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	18,226	2,245	2,986
Silver [Member] | Adjustments and eliminations [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	(18,128)	(2,110)	(2,459)
Silver [Member] | Reportable segments [member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	214,468	160,033	319,389
Copper [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	466,558	367,278	340,522
Copper [Member] | Uchucchacua
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Copper [Member] | Orcopampa
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Copper [Member] | Julcani [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	535	516	140
Copper [Member] | Tambomayo [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Copper [Member] | Colquijirca [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	466,023	366,762	340,382
Copper [Member] | La Zanja [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Copper [Member] | Energy generation and transmission [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Copper [Member] | Insurance brokerage [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Copper [Member] | Rental of mining concessions [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Copper [Member] | Holding of investment in shares [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Copper [Member] | Industrial activities [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Copper [Member] | Adjustments and eliminations [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Copper [Member] | Reportable segments [member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	466,558	367,278	340,522
Zinc [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	46,620	107,486	143,580
Zinc [Member] | Uchucchacua
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	5,326	400	15,214
Zinc [Member] | Orcopampa
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Zinc [Member] | Julcani [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Zinc [Member] | Tambomayo [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	7,839	40,087	32,001
Zinc [Member] | Colquijirca [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	33,455	66,999	96,365
Zinc [Member] | La Zanja [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Zinc [Member] | Energy generation and transmission [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Zinc [Member] | Insurance brokerage [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Zinc [Member] | Rental of mining concessions [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Zinc [Member] | Holding of investment in shares [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Zinc [Member] | Industrial activities [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Zinc [Member] | Adjustments and eliminations [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Zinc [Member] | Reportable segments [member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	46,620	107,486	143,580
Lead [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	21,401	32,951	51,907
Lead [Member] | Uchucchacua
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	3,636	(55)	9,300
Lead [Member] | Orcopampa
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Lead [Member] | Julcani [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	1,009	856	828
Lead [Member] | Tambomayo [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	6,936	19,616	19,483
Lead [Member] | Colquijirca [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	9,820	12,534	22,296
Lead [Member] | La Zanja [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Lead [Member] | Energy generation and transmission [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Lead [Member] | Insurance brokerage [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Lead [Member] | Rental of mining concessions [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Lead [Member] | Holding of investment in shares [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Lead [Member] | Industrial activities [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Lead [Member] | Adjustments and eliminations [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Lead [Member] | Reportable segments [member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	21,401	32,951	51,907
Manganese sulfate [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	361	4,976
Manganese sulfate [Member] | Uchucchacua
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Manganese sulfate [Member] | Orcopampa
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Manganese sulfate [Member] | Julcani [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Manganese sulfate [Member] | Tambomayo [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Manganese sulfate [Member] | Colquijirca [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Manganese sulfate [Member] | La Zanja [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Manganese sulfate [Member] | Energy generation and transmission [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Manganese sulfate [Member] | Insurance brokerage [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Manganese sulfate [Member] | Rental of mining concessions [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Manganese sulfate [Member] | Holding of investment in shares [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Manganese sulfate [Member] | Industrial activities [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	361	4,976
Manganese sulfate [Member] | Adjustments and eliminations [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Manganese sulfate [Member] | Reportable segments [member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	361	4,976
Antimony [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	28
Antimony [Member] | Uchucchacua
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0
Antimony [Member] | Orcopampa
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0
Antimony [Member] | Julcani [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	28
Antimony [Member] | Tambomayo [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0
Antimony [Member] | Colquijirca [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0
Antimony [Member] | La Zanja [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0
Antimony [Member] | Energy generation and transmission [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0
Antimony [Member] | Insurance brokerage [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0
Antimony [Member] | Rental of mining concessions [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0
Antimony [Member] | Holding of investment in shares [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0
Antimony [Member] | Industrial activities [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0
Antimony [Member] | Adjustments and eliminations [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0
Antimony [Member] | Reportable segments [member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	28
Metal and Concentrates Sales Before Commercial Deductions [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	1,010,650	965,774	1,120,591
Metal and Concentrates Sales Before Commercial Deductions [Member] | Uchucchacua
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	67,402	8,708	111,521
Metal and Concentrates Sales Before Commercial Deductions [Member] | Orcopampa
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	164,462	134,955	89,784
Metal and Concentrates Sales Before Commercial Deductions [Member] | Julcani [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	42,201	52,660	61,935
Metal and Concentrates Sales Before Commercial Deductions [Member] | Tambomayo [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	119,515	175,975	202,644
Metal and Concentrates Sales Before Commercial Deductions [Member] | Colquijirca [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	598,839	538,572	607,592
Metal and Concentrates Sales Before Commercial Deductions [Member] | La Zanja [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	18,158	54,126	41,358
Metal and Concentrates Sales Before Commercial Deductions [Member] | Energy generation and transmission [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Metal and Concentrates Sales Before Commercial Deductions [Member] | Insurance brokerage [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Metal and Concentrates Sales Before Commercial Deductions [Member] | Rental of mining concessions [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Metal and Concentrates Sales Before Commercial Deductions [Member] | Holding of investment in shares [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Metal and Concentrates Sales Before Commercial Deductions [Member] | Industrial activities [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	18,226	53,494	47,065
Metal and Concentrates Sales Before Commercial Deductions [Member] | Adjustments and eliminations [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	(18,153)	(52,716)	(41,308)
Metal and Concentrates Sales Before Commercial Deductions [Member] | Reportable segments [member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	1,028,803	1,018,490	1,161,899
Commercial deductions [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	196,893	183,077	196,201
Commercial deductions [Member] | Uchucchacua
Disclosure of information on segments [Line Items]
Commercial Deductions In Revenue From Contract With Customers	(15,483)	(3,656)	(31,114)
Commercial deductions [Member] | Orcopampa
Disclosure of information on segments [Line Items]
Commercial Deductions In Revenue From Contract With Customers	(1,047)	(797)	(310)
Commercial deductions [Member] | Julcani [Member]
Disclosure of information on segments [Line Items]
Commercial Deductions In Revenue From Contract With Customers	(1,815)	(2,008)	(4,708)
Commercial deductions [Member] | Tambomayo [Member]
Disclosure of information on segments [Line Items]
Commercial Deductions In Revenue From Contract With Customers	(11,729)	(23,438)	(20,583)
Commercial deductions [Member] | Colquijirca [Member]
Disclosure of information on segments [Line Items]
Commercial Deductions In Revenue From Contract With Customers	(166,685)	(152,841)	(139,354)
Commercial deductions [Member] | La Zanja [Member]
Disclosure of information on segments [Line Items]
Commercial Deductions In Revenue From Contract With Customers	(935)	(2,568)	(2,102)
Commercial deductions [Member] | Energy generation and transmission [Member]
Disclosure of information on segments [Line Items]
Commercial Deductions In Revenue From Contract With Customers	0	0	0
Commercial deductions [Member] | Insurance brokerage [Member]
Disclosure of information on segments [Line Items]
Commercial Deductions In Revenue From Contract With Customers	0	0	0
Commercial deductions [Member] | Rental of mining concessions [Member]
Disclosure of information on segments [Line Items]
Commercial Deductions In Revenue From Contract With Customers	0	0	0
Commercial deductions [Member] | Holding of investment in shares [Member]
Disclosure of information on segments [Line Items]
Commercial Deductions In Revenue From Contract With Customers	0	0	0
Commercial deductions [Member] | Industrial activities [Member]
Disclosure of information on segments [Line Items]
Commercial Deductions In Revenue From Contract With Customers	(2)	(147)	(111)
Commercial deductions [Member] | Adjustments and eliminations [Member]
Disclosure of information on segments [Line Items]
Commercial Deductions In Revenue From Contract With Customers	803	2,378	2,081
Commercial deductions [Member] | Reportable segments [member]
Disclosure of information on segments [Line Items]
Commercial Deductions In Revenue From Contract With Customers	(197,696)	(185,455)	(198,282)
Corporates [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	813,757	782,697	924,390
Corporates [Member] | Uchucchacua
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	51,919	5,052	80,407
Corporates [Member] | Orcopampa
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	163,415	134,158	89,474
Corporates [Member] | Julcani [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	40,386	50,652	57,227
Corporates [Member] | Tambomayo [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	107,786	152,537	182,061
Corporates [Member] | Colquijirca [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	432,154	385,731	468,238
Corporates [Member] | La Zanja [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	17,223	51,558	39,256
Corporates [Member] | Energy generation and transmission [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Corporates [Member] | Insurance brokerage [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Corporates [Member] | Rental of mining concessions [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Corporates [Member] | Holding of investment in shares [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Corporates [Member] | Industrial activities [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	18,224	53,347	46,954
Corporates [Member] | Adjustments and eliminations [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	(17,350)	(50,338)	(39,227)
Corporates [Member] | Reportable segments [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	831,107	833,035	963,617
Royalties income [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	1,381	15,928
Royalties income [Member] | Uchucchacua
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Royalties income [Member] | Orcopampa
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Royalties income [Member] | Julcani [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Royalties income [Member] | Tambomayo [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Royalties income [Member] | Colquijirca [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Royalties income [Member] | La Zanja [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Royalties income [Member] | Energy generation and transmission [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Royalties income [Member] | Insurance brokerage [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Royalties income [Member] | Rental of mining concessions [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	1,381	15,928
Royalties income [Member] | Holding of investment in shares [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Royalties income [Member] | Industrial activities [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Royalties income [Member] | Adjustments and eliminations [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Royalties income [Member] | Reportable segments [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	$ 0	$ 1,381	$ 15,928